Segment Information - Additional Information (Detail) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Number of reportable segments		2
Subsequent Event
Segment Reporting Information [Line Items]
Number of reportable segments	4